Leases (Details) - Schedule of weighted-average operating leases	Dec. 31, 2020	Dec. 31, 2019
Schedule of weighted-average operating leases [Abstract]
Weighted-average remaining lease term — operating leases	3 years	3 years 2 months 4 days
Weighted-average discount rate — operating leases	4.78%	4.72%